Label	Element	Value
TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIFF Investment Program (“TIP”)
Supplement dated April 29, 2022
to the Prospectus dated April 29, 2022
TIFF Multi-Asset Fund
(the “Fund”)
For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in the fund summary section of the prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with selected benchmarks.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with selected benchmarks. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions of Fund shares; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

TIFF Multi-Asset Fund | 65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	10.77%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index (does not reflect taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)
1 Year	rr_AverageAnnualReturnYear01	12.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995	[1]
TIFF Multi-Asset Fund | MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	14.39%
10 Years	rr_AverageAnnualReturnYear10	11.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | Bloomberg Barclays US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Bond Index (does not reflect fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	10.85%
10 Years	rr_AverageAnnualReturnYear10	8.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.48%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	7.55%
10 Years	rr_AverageAnnualReturnYear10	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%

[1]	Performance of the Multi-Asset Fund Constructed Index generated from July 1, 2009, through September 30, 2015, was reduced by 0.20% per annum, prorated monthly. This reduction reflected an estimate of the costs of investing in the Constructed Index’s asset segments through index funds or other instruments. The reported performance of the Constructed Index would increase in the absence of a 0.20% reduction.